Long-Term Borrowings (Details) - Schedule of Long-Term Borrowings - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Bank borrowings
Bank borrowings	8640311.00%	10.375%	10360684.00%
Interest rate	8640311.00%	10.375%	10360684.00%
Less: Current portion (in Dollars)	$ (1,817,873)		$ (2,108,896)
Total (in Dollars)	$ 6,822,438		$ 8,251,788
Bottom of Range [Member]
Bank borrowings
Bank borrowings	0.00%		0.22%
Interest rate	0.00%		0.22%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	1891735.00%		671605.00%
Interest rate	1891735.00%		671605.00%
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Bank borrowings	2.39%		2.72%
Interest rate	2.39%		2.72%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	1439711.00%		3053795.00%
Interest rate	1439711.00%		3053795.00%
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Bank borrowings	2.40%		2.67%
Interest rate	2.40%		2.67%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	428033.00%		1607261.00%
Interest rate	428033.00%		1607261.00%
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Bank borrowings	2.85%		2.67%
Interest rate	2.85%		2.67%
Uncollaterialized borrowings [Member]
Bank borrowings
Bank borrowings	256157.00%		318843.00%
Interest rate	256157.00%		318843.00%
Uncollaterialized borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Bank borrowings	2.92%		2.67%
Interest rate	2.92%		2.67%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	3029959.00%		69793.00%
Interest rate	3029959.00%		69793.00%
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Bank borrowings	2.92%		2.72%
Interest rate	2.92%		2.72%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings	1594716.00%		2728370.00%
Interest rate	1594716.00%		2728370.00%
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Bank borrowings	2.92%		2.26%
Interest rate	2.92%		2.26%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings			27134.00%
Interest rate			27134.00%
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Bank borrowings			2.03%
Interest rate			2.03%
Collaterialized Borrowings [Member]
Bank borrowings
Bank borrowings			1883883.00%
Interest rate			1883883.00%
Collaterialized Borrowings [Member] | Bottom of Range [Member]
Bank borrowings
Bank borrowings			1.46%
Interest rate			1.46%